Financial Derivative Contracts and Hedge Accounting - Schedule of Hedge Net Investment in Itau Corpbanca Colombia (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Effective Portion	$ (46,786)	$ (36,533)
Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	(46,786)	(36,533)
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,666,521	1,443,649
1 year [member] | Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,666,521	1,443,649
New York Branch [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	(35,744)	(26,179)
New York Branch [member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,360,798	1,326,934
Colombia Branch [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	(11,042)	(10,354)
Colombia Branch [member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 305,723	$ 116,715